Valuation and Qualifying Accounts - Sets Forth Activities in Inventory Reserve Accounts (Detail) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 13,609	$ 12,308	$ 12,632
Provision	13,587	6,144	6,269
Amounts Charged Against Reserves	(5,374)	(4,843)	(6,593)
Ending balance	$ 21,822	$ 13,609	$ 12,308